Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Other Current Assets [Abstract]
Schedule of other current assets
	December 31, 2020	December 31, 2019
Advances to customers	-	50,716
Interest receivable	-	1,111,322
Receivable from disposal of discontinued operations	-	932,836
Stamp duties due from former shareholders of a subsidiary	-	34,587
Prepaid expenses	38,948	-
Prepayment to a supplier for procurement of heathcare products	3,463,602	176,181
	$3,502,550	$2,305,642